Document and Entity Information	Aug. 28, 2024
Details
Registrant CIK	0001610718
Registrant Name	OUTDOOR SPECIALTY PRODUCTS, INC.
SEC Form	8-K
Period End date	Aug. 28, 2024
Tax Identification Number (TIN)	46-4854952
Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-56301
Entity Address, Address Line One	3842 Quail Hollow Drive
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84109
City Area Code	801
Local Phone Number	560-5184
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false